UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07529
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Asian Small Companies Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value

Australia — 1.1%

Metals & Mining — 1.1%

Saracen Mineral Holdings, Ltd.(1)	1,848,671	$1,380,714

		$1,380,714

Total Australia
(identified cost $1,112,832)		$1,380,714

China — 18.7%

Containers & Packaging — 0.6%

AMVIG Holdings, Ltd.	952,000	$751,456

		$751,456

Electronic Equipment, Instruments & Components — 2.0%

China High Precision Automation Group, Ltd.	3,247,000	$2,511,421

		$2,511,421

Energy Equipment & Services — 0.1%

Anton Oilfield Services (Group), Ltd.	600,000	$88,098

		$88,098

Food Products — 5.4%

China Minzhong Food Corp., Ltd.(1)	3,065,000	$4,475,052
Sino Grandness Food Industry Group, Ltd.	6,693,000	2,459,880

		$6,934,932

Household Products — 6.2%

Vinda International Holdings, Ltd.	2,485,000	$2,320,218
Youyuan International Holdings, Ltd.(1)	10,055,000	5,646,789

		$7,967,007

Machinery — 3.7%

China Automation Group, Ltd.	2,664,000	$2,145,278
International Mining Machinery Holdings, Ltd.(1)	3,515,500	2,588,616

		$4,733,894

Real Estate Management & Development — 0.7%

SOHO China, Ltd.	1,198,000	$865,417

		$865,417

Total China
(identified cost $17,088,642)		$23,852,225

Hong Kong — 4.1%

Consumer Finance — 0.9%

Public Financial Holdings, Ltd.	1,688,000	$1,122,426

		$1,122,426

Diversified Financial Services — 1.4%

First Pacific Co., Ltd.	2,342,000	$1,866,674

		$1,866,674

Pharmaceuticals — 1.8%

United Laboratories International Holdings, Ltd. (The)	1,476,000	$2,300,643

		$2,300,643

Textiles, Apparel & Luxury Goods — 0.0%

Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong
(identified cost $9,779,641)		$5,289,743

India — 11.5%

Commercial Banks — 3.5%

Allahabad Bank, Ltd.	1,016,790	$4,466,456

		$4,466,456

Diversified Consumer Services — 2.8%

Everonn Education, Ltd.	284,540	$3,594,108

		$3,594,108

Household Products — 1.8%

Jyothy Laboratories, Ltd.	508,533	$2,378,465

		$2,378,465

IT Services — 1.7%

Infinite Computer Solutions (India), Ltd.	600,184	$2,139,765

		$2,139,765

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 1.7%

Aurobindo Pharma, Ltd.	569,300	$2,166,941

		$2,166,941

Total India
(identified cost $16,882,860)		$14,745,735

Indonesia — 10.4%

Commercial Banks — 2.0%

Bank Bukopin Tbk PT	40,693,500	$2,592,301

		$2,592,301

Consumer Finance — 2.3%

Clipan Finance Indonesia Tbk PT	46,336,000	$2,852,688

		$2,852,688

Food Products — 3.3%

Consciencefood Holding, Ltd.(1)	14,111,000	$2,724,107
First Resources, Ltd.	1,489,000	1,502,926

		$4,227,033

Trading Companies & Distributors — 2.8%

AKR Corporindo Tbk PT	20,127,900	$3,574,662

		$3,574,662

Total Indonesia
(identified cost $12,071,689)		$13,246,684

Malaysia — 13.4%

Automobiles — 1.2%

DRB-HICOM Bhd	2,443,200	$1,502,865

		$1,502,865

Chemicals — 0.9%

HIL Industries Bhd	5,412,300	$1,153,252

		$1,153,252

Construction & Engineering — 3.5%

Mudajaya Group Bhd	2,843,300	$4,481,542

		$4,481,542

Energy Equipment & Services — 4.0%

KNM Group Bhd(1)	5,563,450	$4,664,849
Scomi Marine Bhd(1)	2,701,200	506,212

		$5,171,061

Food Products — 1.1%

United Plantations Bhd	254,000	$1,415,506

		$1,415,506

Health Care Equipment & Supplies — 2.7%

Supermax Corp. Bhd	2,569,000	$3,423,471

		$3,423,471

Total Malaysia
(identified cost $16,887,490)		$17,147,697

Singapore — 12.0%

Construction & Engineering — 3.8%

PEC, Ltd.	5,680,000	$4,843,855

		$4,843,855

Energy Equipment & Services — 4.3%

Ezion Holdings, Ltd.	8,499,000	$4,195,457
Ezra Holdings, Ltd.	1,018,000	1,254,731

		$5,450,188

Industrial Conglomerates — 1.4%

Gallant Venture, Ltd.(1)	6,258,000	$1,827,535

		$1,827,535

Specialty Retail — 2.5%

OSIM International, Ltd.	2,791,000	$3,213,100

		$3,213,100

Total Singapore
(identified cost $11,847,631)		$15,334,678

South Korea — 8.5%

Commercial Banks — 2.3%

Busan Bank	239,240	$2,886,098

		$2,886,098

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 1.1%

Lock & Lock Co., Ltd.	56,030	$1,471,653

		$1,471,653

Internet & Catalog Retail — 3.1%

CJ O Shopping Co., Ltd.	18,491	$3,911,728

		$3,911,728

Semiconductors & Semiconductor Equipment — 2.0%

MELFAS, Inc.	58,860	$2,577,376

		$2,577,376

Total South Korea
(identified cost $10,328,425)		$10,846,855

Taiwan — 10.3%

Computers & Peripherals — 2.9%

Pegatron Corp.(1)	2,516,000	$2,996,047
Simplo Technology Co., Ltd.	99,210	656,044

		$3,652,091

Machinery — 3.2%

AirTAC International Group(1)	373,000	$1,956,096
Sinmag Bakery Machine Corp.	607,000	2,122,204

		$4,078,300

Semiconductors & Semiconductor Equipment — 4.2%

Radiant Opto-Electronics Corp.	997,000	$2,234,728
Siliconware Precision Industries Co., Ltd.	2,276,000	3,141,999

		$5,376,727

Total Taiwan
(identified cost $12,000,314)		$13,107,118

Thailand — 7.5%

Electronic Equipment, Instruments & Components — 1.2%

Delta Electronics (Thailand) PCL(3)	1,620,700	$1,463,865

		$1,463,865

Food & Staples Retailing — 1.5%

Big C Supercenter PCL NVDR	757,800	$1,939,610

		$1,939,610

Food Products — 0.4%

Univanich Palm Oil PCL(3)	197,600	$517,024

		$517,024

Insurance — 2.5%

Bangkok Life Assurance PCL(3)	144,400	$154,217
Bangkok Life Assurance PCL NVDR	2,884,300	3,080,388

		$3,234,605

Real Estate Investment Trusts (REITs) — 1.9%

CPN Retail Growth Leasehold Property Fund	5,815,800	$2,358,656

		$2,358,656

Total Thailand
(identified cost $7,599,925)		$9,513,760

Total Common Stocks
(identified cost $115,599,449)		$124,465,209

Short-Term Investments — 1.7%

	Principal Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/11	$2,179	$2,178,963

Total Short-Term Investments
(identified cost $2,178,963)		$2,178,963

Total Investments — 99.2%
(identified cost $117,778,412)		$126,644,172

Other Assets, Less Liabilities — 0.8%		$1,024,918

Net Assets — 100.0%		$127,669,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.

(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investments, at value (identified cost, $117,778,412)	$126,644,172
Foreign currency, at value (identified cost, $1,969,123)	1,945,980
Dividends and interest receivable	146,151
Receivable for investments sold	35,317
Receivable for foreign taxes	97,112

Total assets	$128,868,732

Liabilities

Payable for investments purchased	$995,426
Payable to affiliates:
Investment adviser fee	83,270
Administration fee	25,551
Accrued expenses	95,395

Total liabilities	$1,199,642

Net Assets applicable to investors’ interest in Portfolio	$127,669,090

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$118,825,014
Net unrealized appreciation	8,844,076

Total	$127,669,090

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $55,354)	$984,248
Interest	196

Total investment income	$984,444

Expenses

Investment adviser fee	$520,296
Administration fee	172,130
Trustees’ fees and expenses	2,578
Custodian fee	80,979
Legal and accounting services	29,931
Stock dividend tax	1,666
Miscellaneous	4,260

Total expenses	$811,840

Deduct —
Reduction of custodian fee	$4

Total expense reductions	$4

Net expenses	$811,836

Net investment income	$172,608

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$19,233,763
Foreign currency transactions	104,218

Net realized gain	$19,337,981

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $342,578)	$(7,710,920)
Foreign currency	(24,912)

Net change in unrealized appreciation (depreciation)	$(7,735,832)

Net realized and unrealized gain	$11,602,149

Net increase in net assets from operations	$11,774,757

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income	$172,608	$1,483,453
Net realized gain from investment and foreign currency transactions	19,337,981	26,893,904
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(7,735,832)	(7,959,026)

Net increase in net assets from operations	$11,774,757	$20,418,331

Capital transactions —
Contributions	$2,385,740	$5,699,045
Withdrawals	(11,777,131)	(28,324,405)

Net decrease in net assets from capital transactions	$(9,391,391)	$(22,625,360)

Net increase (decrease) in net assets	$2,383,366	$(2,207,029)

Net Assets

At beginning of period	$125,285,724	$127,492,753

At end of period	$127,669,090	$125,285,724

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.18	%(2)	1.29%	1.40%	1.22%	1.14%	1.20%
Net investment income	0.25	%(2)	1.10%	2.24%	2.39%	1.42%	2.01%
Portfolio Turnover	74	%(3)	105%	136%	38%	37%	33%

Total Return	9.11	%(3)	16.53%	(2.59)%	(43.66)%	39.14%	41.33%

Net assets, end of period (000’s omitted)	$127,669		$125,286	$127,493	$157,292	$693,827	$488,982

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Asian Small Companies Fund held a 36.7% interest in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 63.3% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2011, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $520,296. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. For the six months ended February 28, 2011, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $172,130.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $101,273,164 and $94,291,997, respectively, for the six months ended February 28, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,935,380

Gross unrealized appreciation	$13,880,994
Gross unrealized depreciation	(9,172,202)

Net unrealized appreciation	$4,708,792

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Australia	$—	$1,380,714		$—	$1,380,714
China	—	23,852,225		—	23,852,225
Hong Kong	—	5,289,743		0	5,289,743
India	—	14,745,735		—	14,745,735
Indonesia	—	13,246,684		—	13,246,684
Malaysia	2,568,758	14,578,939		—	17,147,697
Singapore	—	15,334,678		—	15,334,678
South Korea	—	10,846,855		—	10,846,855
Taiwan	1,956,096	11,151,022		—	13,107,118
Thailand	3,029,897	6,483,863		—	9,513,760

Total Common Stocks	$7,554,751	$116,910,458	*	$0	$124,465,209

Short-Term Investments	$—	$2,178,963		$—	$2,178,963

Total Investments	$7,554,751	$119,089,421		$0	$126,644,172

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended February 28, 2011 to require a reconciliation of Level 3 investments. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

8 Subsequent Changes to Investment Advisory and Other Agreements

In December 2010, the Trustees of the Portfolio approved a new advisory agreement between Boston Management and Research (BMR), a subsidiary of EVM, and the Portfolio pursuant to which BMR would serve as the investment adviser to the Portfolio, and a sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK) pursuant to which LGM-HK would serve as the sub-adviser to the Portfolio. Such new agreements were subject to approval by the interest holders of the Portfolio, including the shareholders of the Eaton Vance Asian Small Companies Fund (the Fund). Such agreements were approved by shareholders of the Fund at a special meeting on March 23, 2011 and by the interest holders of the Portfolio at a special meeting on March 24, 2011. Pursuant to the new agreements, the investment adviser fee will be computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. BMR will pay LGM-HK a portion of its adviser fee for sub-advisory services provided to the Portfolio. In connection with and contingent upon shareholder approval of the new advisory and sub-advisory agreements, the Trustees of the Fund and Portfolio also approved the termination of the administration agreement between the Portfolio and EVM, the termination of the management agreement between the Fund and EVM, and the adoption of an administrative services agreement between the Fund and EVM. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George, at which time EVM and Lloyd George will cease to be affiliates.

Eaton Vance Asian Small Companies Fund
Asian Small Companies Portfolio

February 28, 2011

Special Meeting of Shareholders (Unaudited)

Eaton Vance Asian Small Companies Fund

The Fund held a Special Meeting of Shareholders on March 23, 2011 to approve new investment advisory and sub-advisory agreements for Asian Small Companies Portfolio, the registered investment company in which the Fund invests. The results of the vote were as follows:

	Number of Shares
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between Boston Management and Research (“BMR”) and the Portfolio.	1,107,317	49,818	38,550	398,516
Proposal 2: To approve a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (“LGM-HK”), pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	1,094,557	56,256	44,871	398,516

Asian Small Companies Portfolio

The Portfolio held a Special Meeting of Interest Holders on March 24, 2011 to approve new investment advisory and sub-advisory agreements. The results of the vote were as follows:

	Interest in the Portfolio
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between BMR and the Portfolio.	88%	1%	1%	10%
Proposal 2: To approve a new investment sub-advisory agreement between BMR and LGM-HK, pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	88%	1%	1%	10%

*	Broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated as shares that are present at the meeting for purposes of establishing a quorum, but have the effect of a vote against the Proposals.

    Results are rounded to the nearest whole number.

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Hon. Robert Lloyd George President William Walter Raleigh Kerr Vice President and Assistant Treasurer Christopher Darling Vice President Ng Guan Mean Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Asian Small Companies Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Sponsor and Manager of Eaton Vance Asian Small Companies Fund and Administrator of Asian Small Companies Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Asian Small Companies Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

405-4/11	ASSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: April 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 12, 2011

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: April 12, 2011